Other non-current assets, net	9 Months Ended
Sep. 30, 2019
Other non-current assets, net
Other non-current assets, net

6.     Other non-current assets, net

	As at
	Sep 30, 2019	Dec 31, 2018
Amount receivable in respect of finance leases	2,880,000	2,880,000
Equipment, fixtures & fittings	623,628	669,511
	3,503,628	3,549,511

Amount receivable in respect of finance leases is accounted for at amortized cost.